CREDIT FROM BANKING INSTITUTIONS (Schedule of Short Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term loans - linked to the Mexican Pezo	$ 920
Current maturities of long-term loan (Note 11B)	19,468	18,110
Credit from banking institutions	$ 20,388	$ 18,110